New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2024
New and Amended Standards and Interpretations [Abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any significant impact on the accounting policies, financial position or performance of the Bank:

IFRS 16 Leases. Recognition of the lease liability in a sale with leaseback.

The IASB published amendments to IFRS 16 related to the recognition of the lease liability in a sale with leaseback. The amendment specifies the requirements that a seller-lessee must use to measure the lease liability that arises in a sale and leaseback transaction with objective that the seller-lessee does not recognize any gain or loss related to the right of use that it retains.

IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments Disclosures - Supplier Financing Arrangements.

The IASB issued amendments to IAS 7 and IFRS 7. The amendments specify the current requirements to enhance the disclosure in the financial statements of supplier financing arrangements concerning liabilities, cash flows, and a company’s exposure to liquidity risk.